Financial assets, liabilities and financial results (telecom activities) - TDIRA - General information (Details) € / shares in Units, € in Millions	Dec. 31, 2023 EUR (€) instrument € / shares	Dec. 31, 2022 EUR (€) instrument	Dec. 31, 2021 EUR (€) instrument	Jan. 01, 2010	Feb. 24, 2003 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of TDIRA outstanding | instrument	44,880
Conversion price (in euros per share) | € / shares	€ 22.638
Perpetual bonds redeemable for shares [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | €	€ 633				€ 14,100
Number of TDIRA outstanding | instrument	44,880	44,880	44,880
Number of shares issued on conversion of one bond	622.844				300
Equity component before deferred taxes | €	€ 152	€ 152	€ 152
Perpetual bonds redeemable for shares [member] | 3-month Euribor
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate				2.50%